Intangible Assets (Details 1) - Mortgage servicing rights (MSRs)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Assumptions used in estimating the fair value of mortgage service rights
Weighted-Average Constant Prepayment Rate	10.68%	9.58%
Weighted-Average Note Rate	3.85%	3.92%
Weighted-Average Discount Rate	9.69%	9.16%
Weighted-Average Expected Life (in years)	5 years 7 months 6 days	5 years 10 months 24 days